Other Operating Income - Additional Information - For Year-end (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subordinated liabilities [line items]
Fair value gains/(losses) on net trading and funding of other items by trading book	£ 89	£ 42	£ 22
(Losses)/gains on equity derivatives trading desk	(88)	43	(21)
Net gain on equity index-linked deposits and the related economic hedges	1	1	1
Exchange rate differences recognised	(751)	1,102	(689)
Principally offset from cash flow hedge reserve	809	(1,013)	£ 752
Loss on repurchase of debt securities and subordinated liabilities	24	£ (24)
Vocalink Holdings Limited
Disclosure of subordinated liabilities [line items]
Gain on sale of shares	£ 15